Capital Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital Instruments
Note 10    Capital Instruments
(a) Carrying value of capital instruments

As at December 31,	Issuance date	Earliest par redemption date	Maturity date	Par value	2019	2018
7.535% MFCT II Senior debenture notes (1)	July 10, 2009	December 31, 2019	December 31, 2108	$ 1,000	$–	$1,000
JHFC Subordinated notes (2)	December 14, 2006	n/a	December 15, 2036	$ 650	647	647
4.061% MFC Subordinated notes (3)	February 24, 2017	February 24, 2027	February 24, 2032	US$ 750	969	1,017
3.00% MFC Subordinated notes (4)	November 21, 2017	November 21, 2024	November 21, 2029	S$ 500	481	498
3.049% MFC Subordinated debentures (5)	August 18, 2017	August 20, 2024	August 20, 2029	$ 750	747	747
3.317% MFC Subordinated debentures (5)	May 9, 2018	May 9, 2023	May 9, 2028	$ 600	598	597
3.181% MLI Subordinated debentures (6)	November 20, 2015	November 22, 2022	November 22, 2027	$ 1,000	998	997
3.85% MFC Subordinated notes (4)	May 25, 2016	May 25, 2021	May 25, 2026	S$ 500	482	499
2.389% MLI Subordinated debentures (6)	June 1, 2015	January 5, 2021	January 5, 2026	$ 350	350	349
2.10% MLI Subordinated debentures (6)	March 10, 2015	June 1, 2020	June 1, 2025	$ 750	750	749
2.64% MLI Subordinated debentures (6) , (7)	December 1, 2014	January 15, 2020	January 15, 2025	$ 500	500	500
2.811% MLI Subordinated debentures (8)	February 21, 2014	February 21, 2019	February 21, 2024	$ 500	–	500
7.375% JHUSA Surplus notes (9)	February 25, 1994	n/a	February 15, 2024	US$ 450	59 8	632
Total					$7,120	$8,732

(1)	MLI redeemed in full the 7.535% Manulife Financial Capital Trust II (“MFCT II”) Senior debenture notes at par, on December 30, 2019, together with accrued interest. Refer to note 17.
(2)
Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife Finance (Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties to the Company. The note bears interest at a floating rate equal to the
90-day
Bankers’ Acceptance rate plus 0.72%. With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 17.

(3)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year
US Dollar
Mid-Swap
Rate plus 1.647%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(4)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year
Singapore Dollar Swap Rate plus a specified number of basis points. The specified number of basis points is as follows: 3.00% – 83.2 bps, 3.85% – 197 bps. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date and thereafter on each interest payment date, at a redemption price equal to par, together with accrued and unpaid interest.

(5)
Interest is fixed for the period up to the earliest par redemption date, thereafter, the interest rate will reset to a floating rate equal to the
90-day
Bankers’ Acceptance rate plus a specified number of basis points. The specified number of basis points is as follows: 3.049% – 105 bps, 3.317% – 78 bps. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(6)
Interest is fixed for the period up to the earliest par redemption date, thereafter the interest rate will reset to a floating rate equal to the
90-day
Bankers’ Acceptance rate plus a specified number of basis points. The specified number of basis points is as follows: 3.181% – 157 bps, 2.389% – 83 bps, 2.10% – 72 bps, 2.64% – 73 bps. With regulatory approval, MLI may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(7)	MLI redeemed in full the 2.64% subordinated debentures at par, on January 15, 2020, the earliest par redemption date.
(8)	MLI redeemed in full the 2.811% subordinated debentures at par, on February 21, 2019, the earliest par redemption date.
(9)
Issued by John Hancock Mutual Life Insurance Company, now John Hancock Life Insurance Company (U.S.A.). Any payment of interest or principal on the surplus notes requires prior approval from the Department of Insurance and Financial Services of the State of Michigan. The carrying value of the surplus notes reflects an unamortized fair value increment of US$17 (2018 – US$20), which arose as a result of the acquisition of John Hancock Financial Services, Inc. The amortization of the fair value adjustment is recorded in interest expense.

(b) Fair value measurement
Fair value of capital instruments is determined using the following hierarchy:
Level 1 – Fair value is determined using quoted market prices where available.
Level 2 – When quoted market prices are not available, fair value is determined with reference to quoted prices of similar debt instruments or estimated using discounted cash flows based on observable market rates.
The Company measures capital instruments at amortized cost in the Consolidated Statements of Financial Position. As at December 31, 2019, the fair value of capital instruments was $7,333 (2018 – $8,712). Fair value of capital instruments was determined using Level 2 valuation techniques (2018 – Level 2).